Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	For the Year Ended December 31,
	2023	2022	2021
Operating lease expense	$1,958	$1,818	$1,867
Short-term lease expense	340	110	198
Total lease cost	$2,298	$1,928	$2,065

Schedule of Balance Sheet Classification of Lease Assets and Liabilities
Right-of-use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2023	2022
Assets
Operating lease right-of-use assets	$7,491	$3,110
Liabilities
Current liabilities:
Operating lease liability - current portion	4,412	1,788
Noncurrent liabilities:
Operating lease liability, net of current portion	3,412	1,634
Total lease liability	$7,824	$3,422

Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to the Company’s leases was as follows:

	For the Year Ended December 31,
	2023	2022	2021
Operating cash flows for operating leases	$2,327	$2,084	$2,111

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2023, future minimum lease payments required under operating leases are as follows:

For the Year Ended December 31,	Operating Leases
2024	$4,887
2025	2,378
2026	868
2027	72
2028	24
Thereafter	—
Total minimum lease payments	8,229
Less: effects of discounting	(405)
Present value of future minimum lease payments	$7,824